Dividends - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital stock	¥ 2,254,973
Capital surplus	1,194,865
Retained earnings	1,235,038
Description of dividend payment restrictions	In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock.
Percentage of retained earnings set aside for legal reserve	10.00%
Maximum amount available for dividends under Company Law and the Banking Law	1,225,235
Minimum Tier 1 capital ratio required for capital adequacy purposes	4.00%
Japan Gaap Legal Reserve
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,199,215
Japan Gaap Legal Reserve | Japan Gaap Additional Paid-in Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,194,865
Japan Gaap Legal Reserve | Japan Gaap Retained Earnings
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	¥ 4,350